Financial Instruments (Details 4) - Uf [Member] - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Banco Santander [Member] | Fifteenth March Two Thousand And Thirty Two [Member]
IfrsStatementLineItems [Line Items]
Nature of risks covered	Flow by exchange rate on bonds payable	Flow by exchange rate on bonds payable
Maturity	03-15-2032	03-15-2032
Banco Santander [Member] | Fifteenth March Two Thousand And Thirty Two [Member] | Fair Value Of Net Asset [Member]
IfrsStatementLineItems [Line Items]
Financial assets and liabilities, at fair value	$ 1,584,438	$ 1,389,036
Banco Santander [Member] | Fifteenth March Two Thousand And Thirty Two [Member] | Financial Rights [Member]
IfrsStatementLineItems [Line Items]
Financial assets and liabilities, at fair value	81,405,269	82,322,384
Banco Santander [Member] | Fifteenth March Two Thousand And Thirty Two [Member] | Loan commitments [member]
IfrsStatementLineItems [Line Items]
Financial assets and liabilities, at fair value	$ 79,820,831	$ 80,933,348
Banco Santander [Member] | Sixth Junuary Two Thousand And Twenty Sevan [Member]
IfrsStatementLineItems [Line Items]
Nature of risks covered	Flow by exchange rate on bonds payable
Maturity	06-01-2027
Banco Santander [Member] | Sixth Junuary Two Thousand And Twenty Sevan [Member] | Fair Value Of Net Asset [Member]
IfrsStatementLineItems [Line Items]
Financial assets and liabilities, at fair value	$ 18,872,449
Banco Santander [Member] | Sixth Junuary Two Thousand And Twenty Sevan [Member] | Financial Rights [Member]
IfrsStatementLineItems [Line Items]
Financial assets and liabilities, at fair value	94,104,646
Banco Santander [Member] | Sixth Junuary Two Thousand And Twenty Sevan [Member] | Loan commitments [member]
IfrsStatementLineItems [Line Items]
Financial assets and liabilities, at fair value	$ 75,232,197
Banco Santander [Member] | Eighth October Two Thousand And Twenty Three [Member]
IfrsStatementLineItems [Line Items]
Nature of risks covered		Flow by exchange rate on bonds payable
Maturity		08-10-2023
Banco Santander [Member] | Eighth October Two Thousand And Twenty Three [Member] | Fair Value Of Net Asset [Member]
IfrsStatementLineItems [Line Items]
Financial assets and liabilities, at fair value		$ 19,943,338
Banco Santander [Member] | Eighth October Two Thousand And Twenty Three [Member] | Financial Rights [Member]
IfrsStatementLineItems [Line Items]
Financial assets and liabilities, at fair value		105,013,688
Banco Santander [Member] | Eighth October Two Thousand And Twenty Three [Member] | Loan commitments [member]
IfrsStatementLineItems [Line Items]
Financial assets and liabilities, at fair value		$ 85,070,350
Banco Santander [Member] | Sixth Junuary Two Thousand And Twenty Three [Member]
IfrsStatementLineItems [Line Items]
Nature of risks covered		Flow by exchange rate on bonds payable
Maturity		06-01-2023
Banco Santander [Member] | Sixth Junuary Two Thousand And Twenty Three [Member] | Fair Value Of Net Asset [Member]
IfrsStatementLineItems [Line Items]
Financial assets and liabilities, at fair value		$ 18,646,632
Banco Santander [Member] | Sixth Junuary Two Thousand And Twenty Three [Member] | Financial Rights [Member]
IfrsStatementLineItems [Line Items]
Financial assets and liabilities, at fair value		100,564,068
Banco Santander [Member] | Sixth Junuary Two Thousand And Twenty Three [Member] | Loan commitments [member]
IfrsStatementLineItems [Line Items]
Financial assets and liabilities, at fair value		$ 81,917,436
Scotiabank Chile [Member] | Sixth Junuary Two Thousand And Twenty Five [Member]
IfrsStatementLineItems [Line Items]
Nature of risks covered	Flow by exchange rate on bonds payable	Flow by exchange rate on bonds payable
Maturity	06-01-2025	06-01-2025
Scotiabank Chile [Member] | Sixth Junuary Two Thousand And Twenty Five [Member] | Fair Value Of Net Asset [Member]
IfrsStatementLineItems [Line Items]
Financial assets and liabilities, at fair value	$ (182,340)	$ (288,550)
Scotiabank Chile [Member] | Sixth Junuary Two Thousand And Twenty Five [Member] | Financial Rights [Member]
IfrsStatementLineItems [Line Items]
Financial assets and liabilities, at fair value	17,020,211	16,322,595
Scotiabank Chile [Member] | Sixth Junuary Two Thousand And Twenty Five [Member] | Loan commitments [member]
IfrsStatementLineItems [Line Items]
Financial assets and liabilities, at fair value	$ 17,202,551	$ 16,611,145
Scotiabank Chile [Member] | Sixth February Two Thousand And Twenty Five [Member]
IfrsStatementLineItems [Line Items]
Nature of risks covered	Flow by exchange rate on bonds payable	Flow by exchange rate on bonds payable
Maturity	06-02-2025	06-02-2025
Scotiabank Chile [Member] | Sixth February Two Thousand And Twenty Five [Member] | Fair Value Of Net Asset [Member]
IfrsStatementLineItems [Line Items]
Financial assets and liabilities, at fair value	$ 1,010,159	$ 1,197,911
Scotiabank Chile [Member] | Sixth February Two Thousand And Twenty Five [Member] | Financial Rights [Member]
IfrsStatementLineItems [Line Items]
Financial assets and liabilities, at fair value	10,558,552	10,102,729
Scotiabank Chile [Member] | Sixth February Two Thousand And Twenty Five [Member] | Loan commitments [member]
IfrsStatementLineItems [Line Items]
Financial assets and liabilities, at fair value	$ 9,548,393	$ 8,904,818
Scotiabank Chile [Member] | Sixth February Two Thousand And Twenty Three [Member]
IfrsStatementLineItems [Line Items]
Nature of risks covered		Flow by exchange rate on bonds payable
Maturity		06-01-2023
Scotiabank Chile [Member] | Sixth February Two Thousand And Twenty Three [Member] | Fair Value Of Net Asset [Member]
IfrsStatementLineItems [Line Items]
Financial assets and liabilities, at fair value		$ 13,337,023
Scotiabank Chile [Member] | Sixth February Two Thousand And Twenty Three [Member] | Financial Rights [Member]
IfrsStatementLineItems [Line Items]
Financial assets and liabilities, at fair value		69,182,555
Scotiabank Chile [Member] | Sixth February Two Thousand And Twenty Three [Member] | Loan commitments [member]
IfrsStatementLineItems [Line Items]
Financial assets and liabilities, at fair value		$ 55,845,532
Scotiabank Chile [Member] | Fifteen March Two Thousand And Thirty [Member]
IfrsStatementLineItems [Line Items]
Nature of risks covered		Flow by exchange rate on bonds payable
Maturity		03-15-2030
Scotiabank Chile [Member] | Fifteen March Two Thousand And Thirty [Member] | Fair Value Of Net Asset [Member]
IfrsStatementLineItems [Line Items]
Financial assets and liabilities, at fair value		$ 2,319,715
Scotiabank Chile [Member] | Fifteen March Two Thousand And Thirty [Member] | Financial Rights [Member]
IfrsStatementLineItems [Line Items]
Financial assets and liabilities, at fair value		51,120,767
Scotiabank Chile [Member] | Fifteen March Two Thousand And Thirty [Member] | Loan commitments [member]
IfrsStatementLineItems [Line Items]
Financial assets and liabilities, at fair value		$ 48,801,052